Primary and secondary segments reporting - Reconciliation (Details) - EUR (€) € in Millions			12 Months Ended
	Nov. 21, 2017	Mar. 07, 2017	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Business segments
Net interest income			€ 35,283	€ 34,341	[1]	€ 34,296
Net fee and commission income (expense)			11,779	11,485		11,597
Gains (losses) on financial transactions			1,531	1,797		1,665
Other operating income (segments)			636	801		797
Total income			49,229	48,424	[1]	48,355
Administrative expenses and depreciation			(23,280)	(22,779)		(22,993)
Profit from operations			25,949	25,645		25,362
Net loan loss provisions			(9,321)	(8,873)		(9,209)
Other non-financial gains/(losses)			(4,085)	(2,571)		(4,062)
Operating profit/(loss) before tax			12,543	14,201	[1]	12,091
Income tax			(4,427)	(4,886)	[1]	(3,884)
Profit for the year			8,116	9,315	[1],[2],[3]	8,207
Profit attributable to non-controlling interests			1,601	1,505	[1]	1,588
Profit attributable to the parent			6,515	7,810	[1]	6,619
Release presented in net loan loss provision instead of other gains (losses) and provisions for segment presentation			31	113		50
Restructuring costs, net of tax			(864)
Provisions intangible assets and other			(174)
Gain on integration of custody business			693
Proceeds from sale of equity method investment			686	2,327	[3]	883
Proportion of share capital in disposal group sold	25.00%
Impairment on equity investment and intangible assets						(130)
Impairment losses			(1,491)	0		(899)
Impacts of USA tax reform and other impairments, net of tax						(76)
Santander UK plc
Business segments
Goodwill impairment, net of tax			(1,491)
Santander Consumer USA Holdings Inc.
Business segments
Goodwill impairment, net of tax						(603)
Impairment losses						(899)
SPAIN
Business segments
Losses related to real estate business			(405)
BRAZIL
Business segments
Tax effect from change in tax rate			551
GERMANY
Business segments
Restructuring costs, net of tax						(85)
Restructuring costs						(125)
Operating segment
Business segments
Net interest income			35,283	34,341		34,296
Net fee and commission income (expense)			11,779	11,485		11,597
Gains (losses) on financial transactions			1,531	1,797		1,704
Other operating income (segments)			901	801		797
Total income			49,494	48,424		48,394
Administrative expenses and depreciation			(23,280)	(22,779)		(22,917)
Profit from operations			26,214	25,645		25,477
Net loan loss provisions			(9,321)	(8,873)		(9,111)
Other non-financial gains/(losses)			(1,964)	(1,995)		(2,813)
Operating profit/(loss) before tax			14,929	14,777		13,553
Income tax			(5,103)	(5,230)		(4,588)
Profit for the year			9,826	9,547		8,965
Profit attributable to non-controlling interests			1,574	1,483		1,449
Profit attributable to the parent			8,252	8,064		7,516
Intra-Group eliminations
Business segments
Net interest income			0	0		0
Net fee and commission income (expense)			0	0		0
Gains (losses) on financial transactions			0	0		(39)
Other operating income (segments)			(265)	0		0
Total income			(265)	0		(39)
Administrative expenses and depreciation			0	0		(76)
Profit from operations			(265)	0		(115)
Net loan loss provisions			0	0		(98)
Other non-financial gains/(losses)			(2,121)	(576)		(1,249)
Operating profit/(loss) before tax			(2,386)	(576)		(1,462)
Income tax			676	344		704
Profit for the year			(1,710)	(232)		(758)
Profit attributable to non-controlling interests			27	22		139
Profit attributable to the parent			(1,737)	(254)		€ (897)
Prisma
Business segments
Gain on sale of holdings in joint venture			136
Allfunds Bank Sa
Business segments
Proportion of ownership interest in joint venture to be sold	100.00%	100.00%				100.00%
Proceeds from sale of equity method investment	€ 501					€ 501
Proportion of share capital in disposal group sold	25.00%
Net gain on disposal of investment	€ 297					425
Net gain on disposal, net of tax						297
Banco Popular Espanol, S.A.
Business segments
Restructuring costs, net of tax				(300)		(300)
Restructuring costs						€ (425)
Banco Popular Espanol, S.A. | SPAIN
Business segments
Restructuring costs, net of tax				(280)
Banco Popular Espanol, S.A. | PORTUGAL
Business segments
Restructuring costs, net of tax				(20)
Banco Popular Espanol, S.A. | Corporate product center
Business segments
Restructuring costs, net of tax				(40)
Retail and Private Banking Business of Deutsche Bank Polska SA
Business segments
Goodwill impairment, net of tax				€ (45)
Santander UK plc
Business segments
Provisions for PPI			€ 183

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[3]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).